FAIR VALUE ESTIMATES (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash	$ 325,923	$ 38,517	$ 1,159
Promissory Note Receivable	275,000
Liabilities
8% Senior Secured Convertible Promissory Note, Net		688,166	983,524
8% Senior Secured Convertible Promissory Note issued December 2, 2019		121,691	149,546
Loan from MAAB	0	1,209,350	750,017
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Assets
Cash	335,923	38,517	1,159
Promissory Note Receivable	275,000
Significant Unobservable Inputs (Level 3) [Member]
Liabilities
8% Senior Secured Convertible Promissory Note, Net		688,166	983,524
8% Senior Secured Convertible Promissory Note issued December 2, 2019		121,691	149,546
Loan from MAAB	$ 1,250,000	$ 1,209,350	$ 750,017